ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Summary of fair values of the assets acquired and liabilities assumed
The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2013	2014	2015	Amortization Period
Current assets	5,552	25	3,382
Property and equipment	29,805	10,477	74,222	5-10 years
Favorable leases	6,422	3,330	41,283	remaining lease terms
Deferred tax assets	6,628	—	515
Franchise agreements	—	—	3,300	remaining contracts terms
Goodwill	662	—	46,135
Other noncurrent assets	—	—	663
Current liabilities	(2,501)	—	(22,864)
Deferred tax liabilities	(13,145)	(832)	(11,146)
Noncontrolling interest	—	(25)	(8,264)
Total	33,423	12,975	127,226